UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04441

T. Rowe Price GNMA Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2022
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRGMX GNMA Fund –
.
PRXAX GNMA Fund–
.
I  Class
TRZGX GNMA Fund–
.
Z Class

T. ROWE PRICE GNMA Fund
HIGHLIGHTS
The GNMA Fund outperformed its benchmark and its Lipper peer group average during the six-month period ended November 30, 2022.
Mortgage-backed securities, including GNMAs, faced headwinds during the period as the Federal Reserve began reducing its holdings in the mortgage sector.
Asset allocation and interest rate management aided the fund’s relative results, while security selection detracted.
We are still finding value within the GNMA sector, and we believe that additional market volatility could provide opportunities to add securities at attractive valuations.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE GNMA Fund
Market Commentary

Dear Shareholder
Global stock markets generally produced negative returns during the first half of your fund’s fiscal year, the six-month period ended November 30,
2022, while rising bond yields weighed on returns for fixed income investors.
Investors contended with tightening financial conditions and slowing economic and corporate earnings growth, but hopes that persistently high inflation might be easing helped spark a rally late in the period that partially offset earlier losses.
In the U.S., equity results were mixed. The Dow Jones Industrial Average recorded positive results and mid-cap growth stocks also performed well, while most other benchmarks finished in negative territory. The S&P 500
Index was modestly negative for the period, but results varied widely at the sector level, with industrials and energy shares delivering strong gains while communication services stocks struggled. Outside the U.S., most major country and regional benchmarks lost ground. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S. dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Elevated inflation remained a leading concern for investors throughout the period, although hopes that inflation may have peaked led to rallies during the summer and again in November. The October consumer price index report, which was released in mid-November, was better than expected and showed price increases easing from recent 40-year highs. However, the 7.7% year-over-
year increase in the headline inflation number remained well above the Fed’s
2% target.
In response to the high inflation readings, global central banks continued
to tighten monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Federal Reserve delivered four historically large 75-basis-point (0.75 percentage point) rate hikes during the period, which lifted its short-term lending benchmark to a target range of 3.75% to 4.00% by early November, the highest level since 2008.
As our reporting period came to an end, Fed officials signaled that they were likely to dial back the pace of rate increases.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 2.85% at the start of the period to 3.68% at the end of November. Significant inversions in the Treasury curve, which are often considered a warning sign of a coming recession, occurred during the period

T. ROWE PRICE GNMA Fund

as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to generally negative results across the fixed income market as bond prices and yields move in opposite directions.
On a positive note, the U.S. jobs market remained resilient during the period, and overall economic growth turned positive in the third quarter after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels. In addition, the housing market began to weaken as mortgage rates climbed to the highest level in more than 20 years.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE GNMA Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks high current income consistent with high overall credit quality and moderate price fluctuation by investing at least 80% of its total assets in
Government National Mortgage Association securities backed by the full faith and credit of the U.S. government.
FUND COMMENTARY
How did the fund perform in the past six months?
The GNMA Fund returned -3.96% for the six months through November 30,
2022, outperforming its benchmark, the Bloomberg U.S. GNMA Index, and its Lipper peer group average. (Returns for I and Z Class shares may vary, reflecting their different fee structures. Past performance cannot guarantee future results . )
What factors influenced the fund’s performance?
Mortgage-backed securities (MBS), including GNMAs, faced a challenging environment over the six-month period as the Federal Reserve continued to raise interest rates and began reducing its holdings in the mortgage sector as part of its campaign to battle elevated inflation. However, the sector staged a strong rally in November, partially offsetting earlier losses, after valuations became more attractive. In this environment, the fund produced negative returns and modestly outperformed its benchmark.
Asset allocation was a
sizable contributor to the
fund’s relative performance,
highlighted by our decision
to overweight higher-
coupon 30-year GNMAs and
underweight lower coupons.
Lower coupons, which make
up the bulk of outstanding
supply in the market,
weighed on the sector, while
higher-coupon GNMAs produced positive (or less negative) returns relative to
Treasuries. With longer durations, lower-coupon securities were harder hit by rising rates and by the Fed’s quantitative tightening program, which reached full speed in September.
PERFORMANCE COMPARISON
Six-Month Period Ended 11/30/22 Total Return
GNMA Fund –
.
-3.96%
GNMA Fund–
.
I  Class -3.97
GNMA Fund–
.
Z Class -3.66
Bloomberg U.S. GNMA Index -4.14
Lipper GNMA Funds Average -4.19

T. ROWE PRICE GNMA Fund

Outside of mortgages, a trade that aimed to profit from a normalization in inflation expectations using inflation-linked derivatives added value. Short-
term inflation expectations, as measured by break-even spreads, were extremely elevated early in the period relative to longer-term inflation expectations.
However, they dropped to levels more in line with longer-term inflation expectations, aided by declining oil prices and improving supply chains. We exited the trade following the October consumer price index report, which showed softening, though still high, inflation pressures.
On the downside, a modest out-of-benchmark allocation to conventional MBS detracted as GNMAs, with their explicit government guarantee, outperformed in an environment of generally increased risk aversion. Out-of-benchmark positions in interest-only GNMA collateralized mortgage obligations also hampered results. These structured securities fared relatively well with Treasury rates rising over most of the period. But the decline in yields in the final weeks of the period weighed on their performance as mortgage rates fell from their highs, which could reduce income streams if prepayments pick up from low levels.
Interest rate management aided the portfolio’s overall relative performance. Our slightly longer-than-benchmark duration posture, on average, helped provide incremental yield versus the benchmark. While this duration overweight was a headwind for much of the period, extending duration further near the end of the period, when interest rates pulled back from their highs, reversed most of the detraction that had occurred earlier in the period. However, the fund’s yield curve positioning, which is largely a byproduct of our MBS coupon positioning, detracted as the term structure meaningfully flattened.
Security selection was an overall detractor from relative results. We like to-be-announced (TBA) positions because of their strong liquidity, but these positions, which are selected by the seller and delivered at a later date, underperformed comparable mortgage pools in several coupon segments.
How is the fund positioned?
We reduced the portfolio’s overall GNMA allocation, primarily in the 30-year sector, where we shifted to a modest underweight relative to the benchmark.
We added slightly to 15-year GNMAs and finished the period with an overweight position.
Within our GNMA allocation, we maintained an underweight to lower coupons (2% to 3%), held a relatively neutral allocation in the middle of the coupon structure (3.5% to 5%), and generally favored higher coupons (5.5%
and above) in the 30-year segment. In the 15-year space, most of the fund’s

T. ROWE PRICE GNMA Fund

exposure was in lower coupons (1.5%) that are trading at discounted prices and offer an asymmetric risk/return profile. The fund’s conventional MBS allocation ended the period just below 5%, little changed from where it started the period.
With the reduction in
GNMAs, we added a small
allocation to short-term
Treasuries, which offered
attractive yields and limited
duration risk. We also built
a small position in 10-year
Treasury inflation protected
securities as real (inflation-
adjusted) yields pushed
further into positive territory.
We trimmed the fund’s out-
of-benchmark allocation to
non-agency residential MBS.
Liquidity in that sector was
particularly challenged, and
while the fund’s holdings
were high quality, credit
concerns began to infiltrate
the sector with the housing
market weakening.
In terms of duration, we
ended the period longer than
the benchmark, though down
slightly from the period’s
highest levels following the
strong rally in November
that pushed down yields.
This positioning helps
to offset some of the risk
from the fund’s preference
for shorter-duration,
higher-coupon MBS.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
* U.S. government agency securities are issued or
guaranteed by a U.S. government agency and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
CREDIT QUALITY DIVERSIFICATION
U.S. Government Agency Securities* 110%
U.S. Treasury Securities** 4
AA 2
Reserves -16
Total 100%
Based on net assets as of 11/30/22.

T. ROWE PRICE GNMA Fund

What is portfolio management’s outlook?
The agency MBS sector experienced its best month on record in November, benefiting from improved valuations and a favorable technical backdrop that included a drop in the supply of mortgages as the housing market weakened.
Following that historic rally, valuations have returned to long-term averages, and the sector’s risk/reward profile appears to be more balanced.
As the Fed has shifted from quantitative easing to quantitative tightening, we believe that the MBS sector will be less driven by momentum and that finding relative value opportunities will become more important. The technical backdrop will be a key factor. Net supply is expected to drop as higher rates have led to a slowdown in new mortgages; however, the supply available to private investors could remain relatively high as the Fed reduces its holdings in the sector.
Although valuations relative to the broader market are less favorable than they were in September and October, we are still finding value within the
GNMA sector, and we believe that additional market volatility could provide opportunities to add securities at attractive valuations. We are continuing to use our research capabilities to identify parts of the market with the potential to outperform.
Security selection remains critical, and we will continue to rely heavily on our extensive team of analysts, who provide careful fundamental and quantitative research on individual bonds.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE GNMA Fund

Risk of GNMA Fund Investing
Even though principal and interest payments on GNMAs are guaranteed, an increase in interest rates can cause the share price to decline, resulting in a loss of principal. Investors in bond funds are also subject to several other types of risk—interest rate risk, credit risk, prepayment risk, extension risk, and derivatives risk. Since the fund invests primarily in GNMAs, which are backed by the full faith and credit of the U.S. government, its exposure to credit risk is low. A mortgage-backed bond, unlike most other bonds, can be hurt when interest rates fall because homeowners tend to refinance and prepay principal.
Prepayments can cause the average maturity of the portfolio to shorten, require the fund to reinvest proceeds at lower interest rates, or even cause certain bonds’ prices to fall below what the fund paid for them, resulting in a capital loss. Increased interest rates can cause the fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. Shareholders are also exposed to derivatives risk, the potential that our investments in these complex and volatile instruments could affect the fund’s share price.
BENCHMARK INFORMATION
Note: Bloomberg
®
and the Bloomberg U.S. GNMA Index are service marks of
Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2022 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: Portions of the mutual fund information contained in this report were supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2022, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is

T. ROWE PRICE GNMA Fund

licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2022, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE GNMA Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
GNMA FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
GNMA Fund –
.
-10.44% -0.65% 0.35% – –
GNMA Fund–
.
I  Class -10.36 -0.55 – -0.39% 5/3/17
GNMA Fund–
.
Z  Class -9.89 – – -6.34 2/22/21
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE GNMA Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
GNMA Fund 0.56%
GNMA Fund–I Class 0.41
GNMA Fund–Z Class 0.39
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE GNMA Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
GNMA FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $960.40 $3.05
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.96   3.14
I Class
Actual   1,000.00   960.30   2.01
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.01   2.08
Z Class
Actual   1,000.00   963.40   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.07   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.62%, the
2
I Class
was 0.41%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE GNMA Fund

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
GNMA Fund –
.
-13.41% -1.26% 0.04% – –
GNMA Fund–
.
I  Class -13.35  -1.17  – -0.92% 5/3/17
GNMA Fund–
.
Z  Class -12.89  – – -8.63  2/22/21
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
I and
3
Z Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE GNMA Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 8 .55 $ 9 .32 $ 9 .48 $ 9 .10 $ 8 .98 $ 9 .32
Investment activities
Net investment
income
(1)(2)
0 .10 0 .08 0 .07 0 .19 0 .20 0 .18
Net realized and
unrealized gain/loss ( 0 .44 ) ( 0 .77 ) ( 0 .16 ) 0 .38 0 .17 ( 0 .25 )
Total from
investment activities ( 0 .34 ) ( 0 .69 ) ( 0 .09 ) 0 .57 0 .37 ( 0 .07 )
Distributions
Net investment
income ( 0 .09 ) ( 0 .08 ) ( 0 .07 ) ( 0 .19 ) ( 0 .25 ) ( 0 .27 )
NET ASSET VALUE
End of period $ 8 .12 $ 8 .55 $ 9 .32 $ 9 .48 $ 9 .10 $ 8 .98

T. ROWE PRICE GNMA Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
( 3 .96 ) % ( 7 .44 ) % ( 0 .95 ) % 6 .36% 4 .22% ( 0 .75 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .66%
(4)
0 .58% 0 .58% 0 .58% 0 .59% 0 .60%
Net expenses after
waivers/payments
by Price Associates 0 .62%
(4)
0 .58% 0 .58% 0 .58% 0 .59% 0 .60%
Net investment
income 2 .33%
(4)
0 .92% 0 .70% 2 .05% 2 .29% 1 .92%
Portfolio turnover rate
(5)
418 .0% 954 .9% 996 .6% 853 .3% 508 .5% 753 .7%
Portfolio turnover rate,
excluding mortgage
dollar roll transactions 135 .8% 291 .6% 303 .5% 248 .6% 69 .6% 199 .3%
Net assets, end of
period (in millions) $291 $330 $655 $1,218 $1,288 $1,289
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
See Note 4 . The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE GNMA Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 8 .55 $ 9 .32 $ 9 .48 $ 9 .10 $ 8 .98 $ 9 .32
Investment activities
Net investment
income
(1)(2)
0 .11 0 .13 0 .07 0 .20 0 .21 0 .18
Net realized and
unrealized gain/loss ( 0 .45 ) ( 0 .81 ) ( 0 .15 ) 0 .38 0 .17 ( 0 .24 )
Total from
investment activities ( 0 .34 ) ( 0 .68 ) ( 0 .08 ) 0 .58 0 .38 ( 0 .06 )
Distributions
Net investment
income ( 0 .10 ) ( 0 .09 ) ( 0 .08 ) ( 0 .20 ) ( 0 .26 ) ( 0 .28 )
NET ASSET VALUE
End of period $ 8 .11 $ 8 .55 $ 9 .32 $ 9 .48 $ 9 .10 $ 8 .98

T. ROWE PRICE GNMA Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
( 3 .97 ) % ( 7 .29 ) % ( 0 .85 ) % 6 .47% 4 .32% ( 0 .64 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .46%
(4)
0 .42% 0 .47% 0 .48% 0 .49% 0 .58%
Net expenses after
waivers/payments
by Price Associates 0 .41%
(4)
0 .42% 0 .47% 0 .48% 0 .49% 0 .49%
Net investment
income 2 .55%
(4)
1 .48% 0 .79% 2 .16% 2 .39% 2 .02%
Portfolio turnover rate
(5)
418 .0% 954 .9% 996 .6% 853 .3% 508 .5% 753 .7%
Portfolio turnover rate,
excluding mortgage
dollar roll transactions 135 .8% 291 .6% 303 .5% 248 .6% 69 .6% 199 .3%
Net assets, end of
period (in thousands) $176,542 $191,392 $33,171 $26,675 $25,344 $25,168
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
See Note 4 . The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE GNMA Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
11/30/22
. . Year
Ended
5/31/22
2/22/21
(1)
Through
5/31/21
NET ASSET VALUE
Beginning of period $ 8 .55 $ 9 .32 $ 9 .41
Investment activities
Net investment income
(2)(3)
0 .12 0 .14 0 .02
Net realized and unrealized gain/loss ( 0 .43 ) ( 0 .78 ) ( 0 .09 )
Total from investment activities ( 0 .31 ) ( 0 .64 ) ( 0 .07 )
Distributions
Net investment income ( 0 .12 ) ( 0 .13 ) ( 0 .02 )
NET ASSET VALUE
End of period $ 8 .12 $ 8 .55 $ 9 .32

T. ROWE PRICE GNMA Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
11/30/22
. . Year
Ended
5/31/22
2/22/21
(1)
Through
5/31/21
Ratios/Supplemental Data
Total return
(3)(4)
( 3 .66 ) % ( 6 .89 ) % ( 0 .72 ) %
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0 .41%
(5)
0 .41% 0 .47%
(5)
Net expenses after waivers/payments by Price Associates 0 .00%
(5)
0 .00% 0 .00%
(5)
Net investment income 2 .97%
(5)
1 .58% 0 .96%
(5)
Portfolio turnover rate
(6)
418 .0% 954 .9% 996 .6%
Portfolio turnover rate, excluding mortgage dollar roll
transactions 135 .8% 291 .6% 303 .5%
Net assets, end of period (in thousands) $533,766 $483,259 $471,146
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized
(6)
See Note 4 . The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE GNMA Fund
November 30, 2022 (Unaudited)
19
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.2%
Home Equity Loans Backed
0.4%
Flagstar Mortgage Trust
Series 2021-5INV, Class A16, CMO, ARM
2.50%, 7/25/51  (1) 5,179 4,092
4,092
Whole Loans Backed
1.8%
CIM Trust
Series 2021-INV1, Class A29, CMO, ARM
2.50%, 7/1/51  (1) 2,289 1,802
GS Mortgage-Backed Securities Trust
Series 2021-GR1, Class A4, CMO, ARM
2.50%, 11/25/51  (1) 9,520 7,522
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A4, CMO, ARM
2.50%, 2/25/52  (1) 5,579 4,392
UWM Mortgage Trust
Series 2021-INV5, Class A14, CMO, ARM
3.00%, 1/25/52  (1) 2,249 1,829
Vista Point Securitization Trust
Series 2020-1, Class A2, CMO, ARM
2.77%, 3/25/65  (1) 2,615 2,584
18,129
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$27,663) 22,221
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 112.8%
U.S. Government Agency Obligations
6.2%
Federal Home Loan Mortgage
6.50%, 8/1/36  17 18
7.00%, 11/1/30 - 4/1/32  315 330
Federal Home Loan Mortgage, UMBS
2.50%, 1/1/52  7,770 6,695
5.00%, 10/1/51  2,077 2,075
Federal National Mortgage Assn.
3.50%, 7/1/48 - 11/1/48  1,010 928
Federal National Mortgage Assn., ARM, 12M USD LIBOR +
1.587%, 3.566%, 11/1/35  3 3
Federal National Mortgage Assn., CMO, 5.50%, 12/25/36  616 628
Federal National Mortgage Assn., CMO, IO, 3.00%, 2/25/28  3,764 176
Federal National Mortgage Assn., UMBS
2.50%, 3/1/42  6,216 5,477
T. ROWE PRICE GNMA Fund

T. ROWE PRICE GNMA Fund

Par/Shares $ Value
(Amounts in 000s)
3.00%, 9/1/51  16,891 14,996
3.50%, 5/1/50  1,394 1,290
5.00%, 10/1/51  2,344 2,340
UMBS, TBA  (2)
1.50%, 12/1/37  1,806 1,583
2.00%, 12/1/37 - 12/1/52  6,103 5,327
2.50%, 12/1/37 - 12/1/52  8,683 7,645
3.00%, 12/1/52  1,604 1,419
3.50%, 12/1/52  6,840 6,261
4.00%, 12/1/52  2,437 2,304
4.50%, 12/1/52  575 560
5.00%, 12/1/52  1,742 1,733
61,788
U.S. Government Obligations
106.6%
Government National Mortgage Assn.
1.50%, 7/20/36 - 4/20/52  52,207 44,129
2.00%, 11/20/50 - 9/20/52  210,824 180,110
2.50%, 8/20/50 - 9/20/52  192,822 169,222
3.00%, 11/20/26 - 10/20/51  169,313 154,491
3.50%, 1/20/27 - 5/20/51  139,619 131,754
4.00%, 3/20/39 - 10/20/50  80,195 77,627
4.50%, 5/20/30 - 6/20/50  42,848 43,015
5.00%, 5/15/33 - 6/20/49  29,795 30,453
5.50%, 5/20/31 - 3/20/49  21,683 22,584
6.00%, 6/20/31 - 11/20/48  5,537 5,867
6.50%, 12/15/23 - 4/20/39  1,829 1,920
7.00%, 1/20/28 - 1/20/34  359 372
7.50%, 2/15/23 - 6/15/32  506 517
8.00%, 10/20/24 - 3/15/30  283 287
9.00%, 5/15/24 - 3/20/25  6 7
9.50%, 9/15/24 - 12/15/24  4 4
Government National Mortgage Assn., CMO
3.00%, 2/20/46  3,000 2,481
3.50%, 6/20/47 - 10/20/50  7,031 6,281
Government National Mortgage Assn., CMO, ARM, IO, 2.667%,
2/16/51  6,492 655
Government National Mortgage Assn., CMO, IO
3.00%, 6/20/37 - 1/20/50  4,869 458
3.50%, 8/20/29 - 11/20/51  29,313 3,396
4.00%, 5/20/37 - 6/20/49  20,184 3,302
4.50%, 4/20/39 - 6/20/49  8,867 1,045
5.00%, 2/16/40  19,602 3,690
Government National Mortgage Assn., TBA  (2)
2.00%, 10/20/52 - 12/20/52  4,329 3,590
2.50%, 12/20/52  1,536 1,350
3.00%, 12/20/52  11,135 10,056

T. ROWE PRICE GNMA Fund

Par/Shares $ Value
(Amounts in 000s)
3.50%, 12/20/52  39,095 36,291
4.00%, 12/20/52  12,390 11,826
4.50%, 12/20/52  14,320 14,025
5.00%, 10/20/52  10,000 9,734
6.00%, 12/20/52  81,350 83,021
6.50%, 1/20/53  13,345 13,675
1,067,235
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $1,220,929) 1,129,023
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 3.8%
U S Treasury Obligations
3.8%
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  20,934 19,682
U.S. Treasury Notes, 4.375%, 10/31/24  18,235 18,232
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $37,447) 37,914
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 3.86%  (3)(4) 17,479 17,479
Total Short-Term Investments (Cost $17,479) 17,479
Total Investments in Securities
120.5% of Net Assets
(Cost $1,303,518) $ 1,206,637
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$22,221 and represents 2.2% of net assets.
(2) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $210,400 and represents 21.0% of net assets.
(3) Seven-day yield
(4) Affiliated Companies

T. ROWE PRICE GNMA Fund

12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO Collateralized Mortgage Obligation
IO Interest-only security for which the fund receives interest on notional principal
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities

T. ROWE PRICE GNMA Fund

Par $ Value
(Amounts in 000s)
TBA SALES COMMITMENTS (3.5)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES (3.5)%
U.S. Government Obligations
(3.5)%
Government National Mortgage Assn., TBA
2.00%, 10/20/52 - 12/20/52  10,295 (8,666)
3.00%, 12/20/52  3,131 (2,828)
3.50%, 12/20/52  3,048 (2,829)
4.00%, 12/20/52  5,927 (5,657)
4.50%, 12/20/52  2,888 (2,829)
5.00%, 10/20/52 - 12/20/52  12,825 (12,556)
Total TBA Sales Commitments (Proceeds $(35,646)) (35,365)

T. ROWE PRICE GNMA Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 269 U.S. Treasury Notes two year contracts 3/23 55,242 $ 147
Long, 73 Ultra U.S. Treasury Bonds contracts 3/23 9,948 164
Short, 326 Ultra U.S. Treasury Notes ten year
contracts 3/23 (39,008) (393)
Net payments (receipts) of variation margin to date 32
Variation margin receivable (payable) on open futures contracts $ (50)

T. ROWE PRICE GNMA Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.86% $ — # $ — $ 447 +
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
11/30/22
T. Rowe Price Government
Reserve Fund, 3.86% $ 35,727 ¤ ¤ $ 17,479 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $447 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,479.

T. ROWE PRICE GNMA Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,303,518) $ 1,206,637
Receivable for investment securities sold 228,928
Interest receivable 3,489
Cash 2,483
Cash deposits on futures contracts 686
Receivable for shares sold 323
Due from affiliates 98
Other assets 221
Total assets 1,442,865
Liabilities
Payable for investment securities purchased 405,062
TBA Sales Commitments (proceeds $35,646) 35,365
Investment management fees payable 288
Payable for shares redeemed 213
Variation margin payable on futures contracts 50
Other liabilities 337
Total liabilities 441,315
NET ASSETS $ 1,001,550

T. ROWE PRICE GNMA Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (208,201)
Paid-in capital applicable to 123,404,883 no par value shares of beneficial interest outstanding; 1,000,000,000 shares
authorized 1,209,751
NET ASSETS $ 1,001,550
NET ASSET VALUE PER SHARE
Investor Class
($291,242,405 / 35,882,930 shares outstanding) $ 8.12
I Class
($176,541,582 / 21,763,130 shares outstanding) $ 8.11
Z Class
($533,766,324 / 65,758,823 shares outstanding) $ 8.12

T. ROWE PRICE GNMA Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/22
Investment Income (Loss)
Interest income $ 14,352
Expenses
Investment management 1,717
Shareholder servicing
Investor Class $ 376
I Class 46 422
Prospectus and shareholder reports
Investor Class 13
I Class 1
Z Class 2 16
Custody and accounting 121
Interest 65
Registration 32
Legal and audit 17
Directors 1
Miscellaneous 9
Waived / paid by Price Associates (1,014)
Total expenses 1,386
Net investment income 12,966

T. ROWE PRICE GNMA Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (5,441)
Futures (616)
Swaps (1,466)
Net realized loss (7,523)
Change in net unrealized gain / loss
Securities (42,355)
Futures (82)
Swaps 1,755
TBA Sales Commitments 163
Change in net unrealized gain / loss (40,519)
Net realized and unrealized gain / loss (48,042)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (35,076)

T. ROWE PRICE GNMA Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 12,966 $ 14,027
Net realized loss (7,523) (31,770)
Change in net unrealized gain / loss (40,519) (62,824)
Decrease in net assets from operations (35,076) (80,567)
Distributions to shareholders
Net earnings
Investor Class (3,401) (4,437)
I Class (2,245) (981)
Z Class (6,797) (7,482)
Decrease in net assets from distributions (12,443) (12,900)
Capital share transactions
*
Shares sold
Investor Class 12,458 28,105
I Class 6,632 184,574
Z Class 84,197 73,572
Distributions reinvested
Investor Class 3,135 3,958
I Class 1,981 869
Z Class 6,797 7,482
Shares redeemed
Investor Class (37,191) (318,108)
I Class (13,612) (17,172)
Z Class (19,655) (25,214)
Increase (decrease) in net assets from capital share
transactions 44,742 (61,934)

T. ROWE PRICE GNMA Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Net Assets
Decrease during period (2,777) (155,401)
Beginning of period 1,004,327 1,159,728
End of period $ 1,001,550 $ 1,004,327
*Share information (000s)
Shares sold
Investor Class 1,505 3,088
I Class 807 20,679
Z Class 10,818 7,955
Distributions reinvested
Investor Class 383 438
I Class 242 100
Z Class 831 832
Shares redeemed
Investor Class (4,544) (35,318)
I Class (1,670) (1,955)
Z Class (2,384) (2,847)
Increase (decrease) in shares outstanding 5,988 (7,028)

T. ROWE PRICE GNMA Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price GNMA Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks high current income consistent with high overall credit quality and moderate price fluctuation by investing at least 80% of its total assets in
Government National Mortgage Association securities backed by the full faith and credit of the U.S. government. The fund has three classes of shares: the GNMA Fund
(Investor Class), the GNMA Fund–I Class (I Class) and the GNMA Fund–Z Class
(Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in
Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial

T. ROWE PRICE GNMA Fund

reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial statements.

T. ROWE PRICE GNMA Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant

T. ROWE PRICE GNMA Fund

observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE GNMA Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ —  $ 1,189,158  $ —  $ 1,189,158
Short-Term Investments 17,479  —  —  17,479
Total Securities 17,479  1,189,158  —  1,206,637
Futures Contracts* 311  —  —  311
Total $ 17,790  $ 1,189,158  $ —  $ 1,206,948
Liabilities
TBA Sales Commitments $ —  $ 35,365  $ —  $ 35,365
Futures Contracts* 393  —  —  393
Total $ 393  $ 35,365  $ —  $ 35,758
1
Includes Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency
Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE GNMA Fund

a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 311
*
Total $ 311
*
Liabilities
Interest rate derivatives Futures $ 393
Total $ 393
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE GNMA Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of
Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Inflation derivatives $ —  $ (1,466) $ (1,466)
Interest rate derivatives (616) —  (616)
Total $ (616) $ (1,466) $ (2,082)
Change in Unrealized
Gain (Loss)
Inflation derivatives $ —  $ 1,755  $ 1,755
Interest rate derivatives (82) —  (82)
Total $ (82) $ 1,755  $ 1,673

T. ROWE PRICE GNMA Fund

were cleared. This ability is subject to the liquidity of underlying positions. As of
November 30, 2022, cash of $686,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended
November 30, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 0% and 24% of net assets.
Swaps  The fund is subject to inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets;
to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized

T. ROWE PRICE GNMA Fund

gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and
Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 15% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however,

T. ROWE PRICE GNMA Fund

the degree of protection differs based on the issuer. The fund also invests in stripped
MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-
only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling”
the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2022, no collateral had been posted by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for MSFTA Transactions consisted of $2,384,000 cash as of November 30, 2022.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying

T. ROWE PRICE GNMA Fund

mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
Other Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $– and $13,311,000, respectively, for the six months ended November 30, 2022. Purchases and sales of U.S. government securities aggregated $5,035,380,000 and $5,034,522,000, respectively, for the six months ended
November 30, 2022.
NOTE 5 - FEDERAL INCOME TAXES
No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue
Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE GNMA Fund

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2022, the fund had $104,119,000 of available capital loss carryforwards.
At November 30, 2022, the cost of investments for federal income tax purposes was $1,268,237,000. Net unrealized loss aggregated $97,047,000 at period-end, of which $4,269,000 related to appreciated investments and $101,316,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.07% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2022, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE GNMA Fund

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended November 30, 2022 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $82,000 remain subject to repayment by the fund at November 30,
2022. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the
Investor Class I Class Z Class
Expense limitation/I Class Limit 0.62% 0.05% 0.00%
Expense limitation date 09/30/23 09/30/23 N/A
(Waived)/repaid during the period ($000s) $(44) $(35) $(935)

T. ROWE PRICE GNMA Fund

fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
November 30, 2022, expenses incurred pursuant to these service agreements were
$50,000 for Price Associates; $301,000 for T. Rowe Price Services, Inc.; and $12,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At November 30, 2022, approximately 100% of the Z Class’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity

T. ROWE PRICE GNMA Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE GNMA Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE GNMA Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE GNMA Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202301 - 2568110
F70-051 1/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price GNMA Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2023